NOTE 9 - STOCKHOLDERS' EQUITY (Details Narrative) (Annual Report [Member], USD $)	1 Months Ended	2 Months Ended	12 Months Ended
	May 31, 2012	Apr. 30, 2012	Dec. 31, 2012	Feb. 14, 2012	Feb. 13, 2012	Dec. 31, 2011
Annual Report [Member]
Preferred Stock, Shares Authorized			10,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.0001			$ 0.0001
Convertible Preferred Stock, Shares Issued Upon Conversion	5,000,000		2,500,000			7,500,000
Conversion of Stock, Shares Converted	500,000
Preferred Stock, Shares Outstanding	750,000		250,000			750,000
Common Stock, Par Value			$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized			100,000,000	100,000,000	50,000,000	100,000,000
Dividends		$ 1,431,146	$ (1,431,147)
Shares Issued Upon Conversion			10